Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,627,350.76

Principal:
Principal Collections	$18,350,066.51
Prepayments in Full	$7,936,099.12
Liquidation Proceeds	$241,165.62
Recoveries	$49,724.45
Sub Total	$26,577,055.70
Collections	$28,204,406.46

Purchase Amounts:
Purchase Amounts Related to Principal	$55,501.33
Purchase Amounts Related to Interest	$86.58
Sub Total	$55,587.91

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,259,994.37

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,259,994.37
Servicing Fee	$623,281.49	$623,281.49	$0.00	$0.00	$27,636,712.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,636,712.88
Interest - Class A-2 Notes	$91,147.03	$91,147.03	$0.00	$0.00	$27,545,565.85
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$27,157,039.35
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$27,033,487.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,033,487.35
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$26,983,254.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,983,254.35
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$26,945,768.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,945,768.68
Regular Principal Payment	$24,012,335.88	$24,012,335.88	$0.00	$0.00	$2,933,432.80
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,933,432.80
Residual Released to Depositor	$0.00	$2,933,432.80	$0.00	$0.00	$0.00

Total		$28,259,994.37

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,012,335.88
Total					$24,012,335.88
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$24,012,335.88	$66.44	$91,147.03	$0.25	$24,103,482.91	$66.69
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$24,012,335.88	$22.81	$690,944.20	$0.66	$24,703,280.08	$23.47

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$149,830,730.13	0.4145613	$125,818,394.25	0.3481224
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$658,870,730.13	0.6259162	$634,858,394.25	0.6031049

Pool Information
Weighted Average APR	2.530%	2.526%
Weighted Average Remaining Term	46.77	45.95
Number of Receivables Outstanding	27,428	26,947
Pool Balance	$747,937,782.72	$721,053,484.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$688,511,337.01	$664,095,736.66
Pool Factor	0.6525431	0.6290877

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$56,957,748.00
Targeted Overcollateralization Amount	$86,195,090.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$86,195,090.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		41	$301,465.48
(Recoveries)		10	$49,724.45
Net Loss for Current Collection Period			$251,741.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4039%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1523%
Second Prior Collection Period			0.1889%
Prior Collection Period			0.1340%
Current Collection Period			0.4113%
Four Month Average (Current and Prior Three Collection Periods)			0.2216%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		444	$1,704,781.52
(Cumulative Recoveries)			$183,491.90
Cumulative Net Loss for All Collection Periods			$1,521,289.62
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1327%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,839.60
Average Net Loss for Receivables that have experienced a Realized Loss			$3,426.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.79%	175	$5,663,385.76
61-90 Days Delinquent	0.14%	29	$1,038,296.96
91-120 Days Delinquent	0.03%	8	$211,403.04
Over 120 Days Delinquent	0.02%	3	$121,627.66
Total Delinquent Receivables	0.98%	215	$7,034,713.42

Repossession Inventory:
Repossessed in the Current Collection Period		8	$311,978.22
Total Repossessed Inventory		16	$581,172.83

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1326%
Prior Collection Period			0.1422%
Current Collection Period			0.1484%
Three Month Average			0.1411%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1902%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	13

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	76	$2,837,856.33
2 Months Extended	113	$4,108,639.85
3+ Months Extended	11	$387,839.07

Total Receivables Extended	200	$7,334,335.25
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer